Long-Term Debt (Interest Rate Swaps) (Details) - Interest Rate Swap [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative, Notional Amount	$ 3,000	$ 3,000
Minimum [Member]
Effective Interest Rate Debt Fixed Based On Derivative Contracts	4.50%
Maximum [Member]
Effective Interest Rate Debt Fixed Based On Derivative Contracts	4.88%